UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
1/31/16 (Unaudited)

COMMON STOCKS (96.7%)(a)
		Shares	Value

Aerospace and defense (7.7%)

Airbus Group SE (France)		413,368	$25,999,993

Bombardier, Inc. Class B (Canada)(NON)(S)		8,757,462	6,126,285

Embraer SA ADR (Brazil)		311,000	8,950,580

General Dynamics Corp.		341,500	45,682,455

Honeywell International, Inc.		574,900	59,329,680

L-3 Communications Holdings, Inc.		391,600	45,754,544

Northrop Grumman Corp.		425,000	78,650,500

Raytheon Co.		286,200	36,702,288

Rockwell Collins, Inc.(S)		128,500	10,393,080

United Technologies Corp.		277,400	24,325,206

			341,914,611
Airlines (0.4%)

American Airlines Group, Inc.		430,800	16,796,892

			16,796,892
Automobiles (0.2%)

General Motors Co.		218,400	6,473,376

			6,473,376
Banks (11.1%)

Bank of America Corp.		5,260,194	74,379,143

BB&T Corp.		412,100	13,459,186

Citigroup, Inc.		2,349,580	100,045,116

JPMorgan Chase & Co.		2,621,046	155,952,237

PacWest Bancorp		185,500	6,809,705

Regions Financial Corp.		2,618,500	21,262,220

Wells Fargo & Co.		2,395,279	120,314,864

			492,222,471
Beverages (0.5%)

Molson Coors Brewing Co. Class B		251,400	22,746,672

			22,746,672
Biotechnology (0.9%)

AbbVie, Inc.		333,600	18,314,640

Gilead Sciences, Inc.		234,200	19,438,600

			37,753,240
Building products (0.4%)

Fortune Brands Home & Security, Inc.		356,100	17,302,899

			17,302,899
Capital markets (4.2%)

AllianceBernstein Holding LP		573,400	10,573,496

Bank of New York Mellon Corp. (The)		242,900	8,797,838

Charles Schwab Corp. (The)		814,600	20,796,738

E*Trade Financial Corp.(NON)		254,600	5,998,376

Goldman Sachs Group, Inc. (The)		236,493	38,207,809

KKR & Co. LP		2,025,896	27,612,962

Morgan Stanley		1,718,800	44,482,544

State Street Corp.		551,800	30,751,814

			187,221,577
Chemicals (3.5%)

Axalta Coating Systems, Ltd.(NON)		883,077	21,026,063

Axiall Corp.		297,200	5,328,796

CF Industries Holdings, Inc.		708,500	21,255,000

Dow Chemical Co. (The)		831,000	34,902,000

E.I. du Pont de Nemours & Co.		669,100	35,301,716

Linde AG (Germany)		98,780	13,344,061

Monsanto Co.		195,000	17,667,000

Symrise AG (Germany)		123,142	7,945,316

			156,769,952
Commercial services and supplies (0.6%)

Tyco International PLC		699,142	24,043,493

			24,043,493
Communications equipment (1.4%)

Cisco Systems, Inc.		2,535,057	60,309,006

			60,309,006
Consumer finance (0.4%)

Synchrony Financial(NON)		614,400	17,461,248

			17,461,248
Containers and packaging (0.4%)

Packaging Corp. of America		345,000	17,536,350

			17,536,350
Diversified consumer services (—%)

ITT Educational Services, Inc.(NON)(S)		616,249	1,670,035

			1,670,035
Diversified telecommunication services (1.3%)

AT&T, Inc.		744,700	26,853,882

Verizon Communications, Inc.		649,014	32,431,230

			59,285,112
Electric utilities (1.9%)

American Electric Power Co., Inc.		225,400	13,742,638

Edison International		231,700	14,319,060

Exelon Corp.		1,860,200	55,006,114

			83,067,812
Energy equipment and services (2.2%)

Baker Hughes, Inc.		553,100	24,065,381

Ezion Holdings, Ltd. (Singapore)(S)		6,999,920	2,561,585

Halliburton Co.		769,100	24,449,689

Schlumberger, Ltd.		458,939	33,167,522

Weatherford International PLC(NON)		2,145,900	14,463,366

			98,707,543
Food and staples retail (2.1%)

CVS Health Corp.		535,000	51,675,650

Wal-Mart Stores, Inc.		609,700	40,459,692

			92,135,342
Food products (1.2%)

JM Smucker Co. (The)		127,500	16,360,800

Kraft Heinz Co. (The)		85,300	6,658,518

Mondelez International, Inc. Class A		706,100	30,432,910

			53,452,228
Health-care equipment and supplies (2.3%)

Abbott Laboratories		291,000	11,014,350

Baxter International, Inc.(S)		501,000	18,336,600

C.R. Bard, Inc.		134,600	24,668,142

Medtronic PLC		494,431	37,537,202

Zimmer Biomet Holdings, Inc.		123,600	12,268,536

			103,824,830
Health-care providers and services (1.4%)

Cardinal Health, Inc.		287,200	23,369,464

Cigna Corp.		191,400	25,571,040

UnitedHealth Group, Inc.		121,900	14,038,004

			62,978,508
Hotels, restaurants, and leisure (1.1%)

Hilton Worldwide Holdings, Inc.		1,605,700	28,597,517

Penn National Gaming, Inc.(NON)(S)		1,277,336	18,048,758

			46,646,275
Household durables (0.5%)

PulteGroup, Inc.		928,900	15,568,364

Whirlpool Corp.		49,000	6,585,110

			22,153,474
Household products (0.3%)

Procter & Gamble Co. (The)		143,100	11,689,839

			11,689,839
Independent power and renewable electricity producers (1.6%)

Calpine Corp.(NON)		2,816,017	43,113,220

NRG Energy, Inc.		2,687,300	28,592,872

			71,706,092
Industrial conglomerates (1.5%)

General Electric Co.(S)		1,862,220	54,190,602

Siemens AG (Germany)		152,084	14,558,805

			68,749,407
Insurance (5.6%)

American International Group, Inc.		1,545,025	87,263,012

Assured Guaranty, Ltd.		1,290,980	30,699,504

Chubb, Ltd.		217,000	24,536,190

Genworth Financial, Inc. Class A(NON)		1,684,400	4,682,632

Hartford Financial Services Group, Inc. (The)		959,800	38,564,764

MetLife, Inc.		751,887	33,571,755

Prudential PLC (United Kingdom)		1,487,020	29,229,292

			248,547,149
Internet and catalog retail (—%)

FabFurnish GmbH (acquired 8/2/13, cost $52) (Private) (Brazil)(F)(RES)(NON)		39	32

Global Fashion Holding SA (acquired 8/2/13, cost $2,567,154) (Private) (Brazil)(F)(RES)(NON)		60,600	1,530,143

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $52) (Private) (Brazil)(F)(RES)(NON)		39	32

New Middle East Other Assets GmbH (acquired 8/2/13, cost $21) (Private) (Brazil)(F)(RES)(NON)		16	13

			1,530,220
Internet software and services (1.3%)

Alphabet, Inc. Class C(NON)		62,180	46,196,631

Yahoo!, Inc.(NON)		320,200	9,449,102

			55,645,733
IT Services (0.6%)

Computer Sciences Corp.		784,800	25,168,536

			25,168,536
Media (2.9%)

Comcast Corp. Class A		585,800	32,634,918

Discovery Communications, Inc. Class A(NON)(S)		542,300	14,962,057

DISH Network Corp. Class A(NON)		335,500	16,194,585

Liberty Global PLC Ser. C (United Kingdom)(NON)		845,200	28,153,612

Time Warner Cable, Inc.		84,900	15,452,649

Time Warner, Inc.		300,000	21,132,000

			128,529,821
Metals and mining (0.7%)

Alcoa, Inc.		1,687,100	12,298,959

BHP Billiton, Ltd. (Australia)		517,112	5,677,599

Newmont Mining Corp.		684,200	13,656,632

			31,633,190
Multi-utilities (0.5%)

PG&E Corp.		410,200	22,524,082

			22,524,082
Multiline retail (0.2%)

Macy's, Inc.		244,600	9,884,286

			9,884,286
Oil, gas, and consumable fuels (11.1%)

Anadarko Petroleum Corp.		1,041,700	40,720,053

Apache Corp.		297,900	12,672,666

Cabot Oil & Gas Corp.		1,556,100	32,289,075

Concho Resources, Inc.(NON)		220,500	20,976,165

ConocoPhillips		1,118,300	43,703,164

CONSOL Energy, Inc.(S)		585,200	4,646,488

Devon Energy Corp.		791,400	22,080,060

Diamondback Energy, Inc.(NON)		283,375	21,408,981

Energen Corp.		304,600	10,743,242

EOG Resources, Inc.		207,000	14,701,140

Exxon Mobil Corp.		448,692	34,930,672

Gulfport Energy Corp.(NON)		953,400	28,172,970

Marathon Oil Corp.		1,094,000	10,644,620

MPLX LP		276,410	8,505,136

Nordic American Tankers, Ltd. (Norway)(S)		660,200	8,391,142

Pioneer Natural Resources Co.		304,300	37,717,985

Royal Dutch Shell PLC ADR Class A (United Kingdom)		1,799,281	79,042,414

Scorpio Tankers, Inc.		2,473,900	15,090,790

Suncor Energy, Inc. (Canada)		725,944	17,193,820

Total SA ADR (France)(S)		458,199	20,307,380

Whiting Petroleum Corp.(NON)		1,504,585	11,058,700

			494,996,663
Paper and forest products (0.3%)

Louisiana-Pacific Corp.(NON)(S)		918,300	14,435,676

			14,435,676
Personal products (1.1%)

Avon Products, Inc.(S)		3,553,298	12,045,680

Coty, Inc. Class A		673,345	16,571,020

Edgewell Personal Care Co.		299,368	22,156,226

			50,772,926
Pharmaceuticals (10.9%)

Allergan PLC(NON)		139,300	39,621,099

AstraZeneca PLC ADR (United Kingdom)(S)		1,393,900	44,911,458

Bristol-Myers Squibb Co.		551,200	34,262,592

Eli Lilly & Co.		474,300	37,517,130

Johnson & Johnson		759,700	79,343,068

Merck & Co., Inc.		1,511,391	76,582,182

Perrigo Co. PLC(S)		82,800	11,971,224

Pfizer, Inc.		2,643,134	80,589,156

Sanofi ADR (France)		505,800	21,061,512

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		630,100	38,738,548

Zoetis, Inc.		444,938	19,154,581

			483,752,550
Real estate investment trusts (REITs) (0.9%)

American Tower Corp.		141,400	13,339,676

Gaming and Leisure Properties, Inc.		979,000	25,532,320

			38,871,996
Road and rail (0.5%)

Union Pacific Corp.		329,700	23,738,400

			23,738,400
Semiconductors and semiconductor equipment (1.5%)

Intel Corp.		1,137,200	35,275,944

Lam Research Corp.		170,950	12,272,501

Micron Technology, Inc.(NON)		1,820,300	20,077,909

			67,626,354
Software (2.5%)

Microsoft Corp.		1,555,500	85,692,495

Oracle Corp.		386,800	14,044,708

TiVo, Inc.(NON)		1,315,800	10,500,084

			110,237,287
Specialty retail (2.0%)

Advance Auto Parts, Inc.		122,200	18,580,510

Bed Bath & Beyond, Inc.(NON)(S)		209,300	9,035,481

Gap, Inc. (The)(S)		904,000	22,346,880

Home Depot, Inc. (The)		158,200	19,895,232

Michaels Cos., Inc. (The)(NON)(S)		423,900	9,241,020

Tile Shop Holdings, Inc.(NON)(S)		723,300	10,929,063

			90,028,186
Technology hardware, storage, and peripherals (2.8%)

Apple, Inc.		496,800	48,358,512

EMC Corp.		1,065,000	26,380,050

Hewlett Packard Enterprise Co.		856,700	11,788,192

HP, Inc.		880,900	8,553,539

Samsung Electronics Co., Ltd. (South Korea)		30,934	29,860,939

			124,941,232
Thrifts and mortgage finance (0.6%)

Radian Group, Inc.		2,699,655	27,158,529

			27,158,529
Tobacco (0.9%)

Philip Morris International, Inc.		435,400	39,190,354

			39,190,354
Wireless telecommunication services (0.7%)

Vodafone Group PLC ADR (United Kingdom)(S)		988,222	31,820,747

			31,820,747

Total common stocks (cost $4,325,183,148)			$4,295,652,201

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.		56,775	$5,070,717

Total convertible preferred stocks (cost $5,677,500)			$5,070,717

SHORT-TERM INVESTMENTS (8.3%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.53%(d)	Shares	191,024,917	$191,024,917

Putnam Short Term Investment Fund 0.39%(AFF)	Shares	167,812,463	167,812,463

SSgA Prime Money Market Fund Class N 0.31%(P)	Shares	4,590,000	4,590,000

U.S. Treasury Bills 0.17%, February 18, 2016(SEGSF)		$238,000	237,976

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)		4,211,000	4,210,756

Total short-term investments (cost $367,876,181)			$367,876,112

TOTAL INVESTMENTS

Total investments (cost $4,698,736,829)(b)			$4,668,599,030

FORWARD CURRENCY CONTRACTS at 1/31/16 (aggregate face value $138,409,634) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	3/16/16	$85,967,238	$90,988,047	$5,020,809
	Euro	Sell	3/16/16	17,484,619	17,177,879	(306,740)
JPMorgan Chase Bank N.A.
	Euro	Sell	3/16/16	31,037,652	30,243,708	(793,944)

Total						$3,920,125

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,443,098,495.
(b)	The aggregate identified cost on a tax basis is $4,742,078,150, resulting in gross unrealized appreciation and depreciation of $534,135,487 and $607,614,607, respectively, or net unrealized depreciation of $73,479,120.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,530,220, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$217,802,220	$163,558,575	$213,548,332	$147,899	$167,812,463
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $191,024,917, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $191,587,402.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $758,264 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $793,944 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $910,909 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$305,385,453	$—	$1,530,220
Consumer staples	269,987,361	—	—
Energy	591,142,621	2,561,585	—
Financials	982,253,678	29,229,292	—
Health care	688,309,128	—	—
Industrials	451,986,904	40,558,798	—
Information technology	414,067,209	29,860,939	—
Materials	193,408,192	26,966,976	—
Telecommunication services	91,105,859	—	—
Utilities	177,297,986	—	—
Total common stocks	4,164,944,391	129,177,590	1,530,220
Convertible preferred stocks	—	5,070,717	—
Short-term investments	172,402,463	195,473,649	—

Totals by level	$4,337,346,854	$329,721,956	$1,530,220

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,920,125	$—

Totals by level	$—	$3,920,125	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$5,020,809	$1,100,684

Total	$5,020,809	$1,100,684

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$176,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	$5,020,809	$—	5,020,809

	Total Assets	$5,020,809	$—	$5,020,809

	Liabilities:
	Forward currency contracts#	306,740	793,944	1,100,684

	Total Liabilities	$306,740	$793,944	$1,100,684

	Total Financial and Derivative Net Assets	$4,714,069	$(793,944)	$3,920,125
	Total collateral received (pledged)##†	$4,590,000	$(793,944)
	Net amount	$124,069	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016